united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA       02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund

Miller Convertible Plus Fund

Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2021

877-441-4434

www.MillerFamilyofFunds.com

Investment Advisor

Wellesley Asset Management, Inc.

The Wellesley Office Park

20 William Street, Suite 310

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholder,

This semiannual report of the Miller family of funds provides an overview of mutual fund performance over the prior six months ending April 30, 2021 (“the reporting period”) and provide insights into the convertible market, factors that influenced performance over the last half year and what investors can expect going forward.

During the reporting period, all share classes of the Miller funds family outperformed bonds but underperformed stocks. Similarly, since inception all share classes have outperformed the Bloomberg Barclays US Aggregate Index, while all share classes have underperformed the S&P 500 Total Return Index. Investors must keep in mind that unlike many of our peers who run equity-like convertible strategies, we are a conservative fixed income strategy. As such, historically in equity bull markets we may lag peers, but have outperformed in equity bear markets. Our funds’ performance for six months ending April 30, 2021 and since inception is as follows:

	Six Months Ended	Annualized Since
Miller Convertible Bond Fund	April 30, 2021	Inception
A shares (MCFAX.LW)	11.59%	6.67% (12/27/07)
I shares (MCIFX)	11.82%	7.23% (12/27/07)
C shares (MCFCX)	11.34%	7.00% (12/01/09)

		Annualized Since
Miller Convertible Plus Fund		Inception
I shares (MCPIX)	13.05%	9.61% (12/31/14)

		Annualized Since
Miller Intermediate Bond Fund		Inception
I shares (MIFIX)	11.78%	6.34% (12/31/14)

The funds’ total assets under management for the period ended 04/30/2021 were as follows:

Miller Convertible Bond Fund	$932,250,015
Miller Convertible Plus Fund	$131,737,250
Miller Intermediate Bond Fund	$123,164,069

Convertible Market Review

During the preceding six months, the Bloomberg Barclays US Aggregate Bond Index was down 1.52%, the S&P 500 Total Return Index was up 28.85% and the ICE BofA All Yield Alternative US (VYLD) Index was up 12.3%. Convertible performance was buoyed by the strength of underlying equities and tighter credit spreads. Higher interest rates and lower volatility offset gains attributable to the previously mentioned factors. Note the following definitions:

●	The Bloomberg/Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality

●	The ICE BofA All Yield Alternatives US Index is a subset of the ICE BofA US Convertible Index and includes convertible securities with a delta less than 0.4%. Delta is the measure of the change in a convertible bond’s price given a change in the underlying stock

Please note that Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

After trading in a volatile downward pattern in September and October of 2020, the equity markets moved higher in November. Pre-election jitters, rising COVID-19 cases, and concerns of slowing economic growth set the market back 8% from September to the beginning of November. With the uncertainty of the Presidential and Congressional elections past and encouraged by progress made on vaccinations in the U.S., the S&P500 returned a whopping 28.85% during the reporting period. Many investors would think is a fantastic result for a one-year time period, never mind a six-month time period.

Equities weren’t the only investment that experienced large moves during the last six months. Due to optimism over a return to a more normal economy this year and inflation fears, the 10-year treasury yield doubled from 0.80% to 1.63%. Credit spreads also tightened to near all-time lows on the prospect of an economic recovery. During the reporting period high yield credit spreads were cut in half from 4.84% to 2.36%, while investment grade spreads went from 1.40% to 1.09%. As a result, high yield convertibles returned over 60% while investment grade convertibles returned 14%. The VIX, a measure of short-term equity volatility, started the period above 38 and ended the period below 20. While the Federal Reserve maintained a range of 0%-0.25% over the six months, as previously mentioned, longer dated interest rates moved substantially higher. With rates and equities moving higher, record numbers of issuers returned to the convertible bond market to raise capital. In fact, in the last six months more money was raised in the convertible market than any year between 2010 and 2019.

Miller Convertible Bond Fund

Over the last six months, the Miller Convertible Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index and underperformed the S&P 500 Total Return Index and the VYLD Index. The fund’s underweight positions in the financial and technology sectors contributed to underperformance versus the S&P 500 Total Return Index. The fund’s lack of exposure to convertible preferred securities contributed underperformance when compared to the VYLD Index. The combination of higher rates and higher stock prices led to the fund’s outperformance compared to the Bloomberg Barclays US Aggregate Bond Index.

The fund’s position in Insight Enterprises Inc. (1.65% weight) produced a gain of 51%. On the negative side, the fund’s position in Haemonetics Corporation (2.23% weight) resulted in a 17% loss.

The fund is well diversified with 82 positions. Greenbrier Companies is the largest holding representing 3.16% of the fund’s assets. During the reporting period, the market moved higher in an orderly fashion. As a result, the Fund’s largest monthly drawdown, or peak to trough decline, was only 0.71%.

Miller Convertible Plus Fund

The Miller Convertible Plus Fund outperformed the Bloomberg Barclays US Aggregate Bond Index and the VYLD Index, but underperformed the S&P 500 Total Return Index. The fund’s underweight position in the financial and technology sectors led to underperformance when compared to the S&P 500 Total Return Index. The fund’s use of leverage and shorter duration led to outperformance versus the VYLD Index. Similar to the Miller Convertible Fund, higher interest rates and higher stock prices led to outperformance versus the Bloomberg Barclays US Aggregate Bond Index.

The Miller Convertible Plus Fund’s top performing position was Insight Enterprises Inc. (2.57% weight) which returned 51%. The Fund’s worst position was in Haemonetics Corporation (3.16% weight) which resulted in a 17% loss.

The fund remains well diversified with 58 positions, the largest which accounts for 4.15% of assets. The Miller Convertible Plus Fund is often the most volatile in the Miller family of funds because of leverage. Even so, due to the low volatility in the stock market over the last six months, the largest monthly drawdown in the fund was only 1.91%.

Miller Intermediate Bond Fund

The Miller Intermediate Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index. In a period of rising interest rates, the fund’s shorter duration led to outperformance relative to the Bloomberg Barclays US Aggregate Bond Index.

The Intermediate Bond Fund’s best performing position was Insight Enterprises Inc. (0.63% weight) which gained 51%. The Fund’s worst performing position was Haemonetics Corporation (2.03% weight) which lost 17%.

The Intermediate Bond Fund has 59 positions. US Treasury Note 1.375% 8/31/2026 is the largest position representing 7.48% of the fund’s assets. The fund’s largest drawdown for the reporting period was 0.34%.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded 30 years ago in 1991. It is important to note that we do not change our investment strategy regardless of the current investment climate. Our investment focus is to buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the return of the majority of principal within seven years of issuance purchased at or near par value. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and avoid companies with large debt loads. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available.

One of our key risk management practices involves careful limits on prices we pay avoiding the purchase of convertibles trading at prices substantially above par, which have significantly negative yields to the next liquidity date. This discipline seeks to reduce exposure to most equity-sensitive convertibles. While our performance tends to lag broader equity indices in rising markets, we seek to preserve capital in falling stock markets. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

Primary issuance continued on a record setting pace over the last six months. Higher equity prices and interest rates created an ideal environment for companies to issue convertibles. About $60 billion of new paper came to market over the last six months which was more than any full year between 2010 and 2019. Below is a sampling of some of the new issues that met the strategy’s investing criteria and found their way into various portfolios (weightings as of April 30th 2021):

●	Greenbrier Companies Inc. (3.24% weight), a manufacturer of railroad freight car equipment

●	Halozyme Therapeutics, Inc. (2.91% weight), a developer of drug delivery systems for biologics

●	Charter Communications (3.05% weight), a provider of cable services to residential and commercial clients

Summary

The “risk on” trade has been alive and well over the last six months. With interest rates still low, and the success of Covid-19 vaccines, the economy in our view is poised for solid growth. Companies who have been more focused on growing their businesses than producing profits have been rewarded with handsome double digit and sometimes triple digit returns. However, the rapid growth in the economy is producing some cautions to consider. As we move beyond the Covid-19 crisis, we believe the potential for inflation and the resulting interest rate volatility could have an impact on the fixed income and equity markets. Specifically, the days of buying the latest hot stock or ETF are largely behind us as we enter a more volatile environment for equities. Going forward, we think investments that emphasize profitability with low amounts of leverage will be the winners. We also believe the optionality of convertible bonds may shield investors from potential market volatility. If history is any guide, we believe properly invested convertible bonds may be the best performing fixed income asset class as rates continue to rise. As always, we thank you for your confidence and trust in our management.

For more detailed and timely information on our funds and Wellesley Asset Management, please visit our website at www.wellesleyassetmanagement.com where you can access quarterly commentaries and fund fact sheets. As always, we thank you for your continued trust and confidence in our management. We look forward to helping you achieve your future goals.

Sincerely,

Greg Miller CPA, Portfolio Manager

Michael Miller CFIP, Portfolio Manager

Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest risk, and common stocks. A portion of the Fund’s convertible securities may be rated below investment grade. Exchangeable and synthetic convertible securities may be more volatile and less liquid than traditional convertible securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Lower rated fixed-income securities are subject to greater risk of loss of income and principal than higher-rated securities. The prices of lower rated bonds are likely to be more sensitive to adverse economic changes or individual corporate developments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Miller Convertible Bond Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 781-416-4000. The prospectus should be read carefully before investing. The Miller Convertible Bond Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Wellesley Asset Management, Inc. and Northern Lights Distributors, LLC are not affiliated entities.

There is no assurance that the Fund will achieve its investment objective

Past Performance is not indicative of future returns.

2356-NLD-5/27/2021

DB05272021-1-171

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2021

Total Returns as of April 30, 2021

			Annualized
					Since Inception *	Since Inception **
	Six Months	One Year	Five Years	Ten Years	(Class A & I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	11.59%	27.75%	8.28%	6.15%	6.67%	—
Class A, with sales charge of 3.75%	5.18%	20.42%	7.02%	5.52%	6.20%	—
Class I	11.82%	28.32%	8.83%	6.68%	7.23%	—
Class C	11.34%	27.09%	7.74%	5.62%	—	7.00%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.52)%	(0.27)%	3.19%	3.39%	4.06%	3.57%
ICE BofA All Yield Alternatives US Convertibles Index	12.30%	25.74%	9.47%	5.68%	5.99%	6.75%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and the payment of the maximum 3.75% sales charge. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2021, including the indirect expenses of underlying funds, are 1.50%, 1.00%, and 2.00% for Class A shares, Class I shares, and Class C shares, respectively. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2021

Total Returns as of April 30, 2021

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Convertible Plus Fund:
Class I	13.05%	35.02%	11.03%	9.61%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.52)%	(0.27)%	3.19%	3.15%
ICE BofA All Yield Alternatives US Convertibles Index	12.30%	25.74%	9.47%	6.16%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2021, including the indirect expenses of underlying funds, is 2.97% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2021

Total Returns as of April 30, 2021

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Miller Intermediate Bond Fund:
Class I	11.78%	25.06%	6.96%	6.34%
Bloomberg Barclays U.S. Aggregate Bond Index	(1.52)%	(0.27)%	3.19%	3.15%

*	Class I shares commenced operations on December 31, 2014.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions and . Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. Total returns would have been lower had the adviser not waived a portion of its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2021, including indirect expenses of underlying funds, is 1.06% for Class I shares. For performance information current to the most recent month-end, please call 877-441-4434.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 96.43%
AEROSPACE/DEFENSE - 0.12%
Kaman Corp.	$1,000,000	3.2500		5/1/2024	$1,103,750

ASSET MANAGEMENT - 0.02%
Ares Capital Corp.	100,000	4.6250		3/1/2024	109,060
New Mountain Finance Corp.	100,000	5.7500		8/15/2023	106,375
					215,435
AUTOMOTIVE - 2.77%
Ford Motor Co. - 144A	26,000,000	0.0000	***	3/15/2026	25,805,000

BANKING - 1.34%
Hope Bancorp, Inc.	12,551,000	2.0000		5/15/2038	12,477,429

BASIC DIVERSIFIED CHEMICAL - 1.81%
Dow, Inc. - Bank of America Finance LLC Synthetic	15,000,000	2.6410	**	6/18/2024	16,879,500

BEVERAGES - 0.01%
PepsiCo, Inc. - Citigroup Global Markets Holdings, Inc. Synthetic	100,000	1.4930	**	12/30/2027	91,670

BIOTECH & PHARMA - 19.76%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic	21,000,000	1.4700	**	2/3/2028	19,708,500
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic	9,696,000	1.4700	**	5/1/2028	9,696,000
BioMarin Pharmaceutical, Inc. - 144A	14,000,000	1.2500		5/15/2027	13,860,000
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	17,000,000	2.3100	**	11/1/2024	17,788,800
Coherus Biosciences, Inc.	1,492,000	1.5000		4/15/2026	1,594,859
Halozyme Therapeutics, Inc. - 144A	27,000,000	0.2500		3/1/2027	26,122,500
Jazz Investments I Ltd.	21,000,000	1.5000		8/15/2024	22,816,636
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	100,000	1.5470	**	10/25/2027	97,580
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	18,000,000	1.7920	**	6/30/2027	18,599,400
Ligand Pharmaceuticals, Inc.	9,000,000	0.7500		5/15/2023	9,192,550
Merck & Co., Inc. - Credit Suisse AG Synthetic	100,000	1.2420	**	9/24/2027	87,470
Merck & Co., Inc. - Goldman Sachs Finacial Corp. Synthetic	15,400,000	1.5700	**	2/24/2028	14,594,580
Pacira BioSciences, Inc. - 144A	18,000,000	0.7500		8/1/2025	20,047,500
Pacira BioSciences, Inc.	100,000	2.3750		4/1/2022	112,812
Supernus Pharmaceuticals, Inc.	10,000,000	0.6250		4/1/2023	9,881,250
					184,200,437
CABLE & SATELLITE - 3.00%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic	100,000	1.7700	**	9/1/2022	115,600
Liberty Broadband Corp. Synthetic - 144A	28,000,000	2.3000	**	9/30/2050	27,874,000
					27,989,600
CONSUMER SERVICES - 2.12%
Stride, Inc. - 144A	22,000,000	1.1250		9/1/2027	19,806,600

DIVERSIFIED INDUSTRIALS - 2.58%
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic	10,877,000	1.4930	**	12/30/2027	10,297,256
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic	14,000,000	2.1030	**	4/20/2028	13,808,200
					24,105,456
ELECTRIC UTILITIES - 0.97%
NRG Energy, Inc.	8,000,000	2.7500		6/1/2048	9,070,000

ELECTRICAL EQUIPMENT - 4.51%
Mesa Laboratories, Inc.	100,000	1.3750		8/15/2025	110,380
OSI Systems, Inc.	14,000,000	1.2500		9/1/2022	15,190,000
SMART Global Holdings, Inc.	20,000,000	2.2500		2/15/2026	26,738,000
					42,038,380
ENTERTAINMENT CONTENT - 0.22%
IMAX Corp. - 144A	2,000,000	0.5000		4/1/2026	2,083,535

FOOD - 2.36%
Beyond Meat, Inc. - 144A	22,000,000	0.0000	***	3/15/2027	20,955,000
The Kraft Heinz Co. - Citigroup Global Markets Holdings, Inc. Synthetic	1,000,000	1.7920	**	6/30/2027	1,038,700
					21,993,700

HEALTH CARE FACILITIES & SERVICES - 0.01%
NeoGenomics, Inc.	100,000	0.2500		1/15/2028	101,502

INSTITUTIONAL FINANCIAL SERVICES - 0.01%
Voya Financial, Inc. - Bank of America Finance LLC Synthetic	100,000	3.1425	**	5/1/2023	113,400

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value

CONVERTIBLE BONDS - 96.43% (Continued)
INSURANCE - 1.33%
Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic	$12,000,000	1.8652	**	4/14/2028	$12,240,000
HCI Group, Inc.	100,000	4.2500		3/1/2037	126,930
					12,366,930
INTERNET MEDIA & SERVICES - 6.99%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	13,000,000	3.5900	**	4/21/2023	20,628,400
Google, Inc. - Bank of America Finance LLC Synthetic	7,000,000	3.6400	**	9/28/2023	11,050,900
TripAdvisor, Inc. - 144A	16,500,000	0.2500		4/1/2026	16,310,250
Twitter, Inc. - 144A	13,000,000	0.0000	***	3/15/2026	11,885,775
Uber Technologies, Inc. - 144A	5,000,000	0.0000	***	12/15/2025	5,270,136
					65,145,461
LEISURE FACILITIES & SERVICES - 3.84%
DraftKings, Inc. - 144A	21,000,000	0.0000	***	3/15/2028	20,149,500
McDonald’s Corp. - Credit Suisse AG Synthetic	15,000,000	1.9200	**	5/28/2027	15,619,500
					35,769,000
LEISURE PRODUCTS - 3.40%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	10,000,000	3.8900	**	9/26/2023	18,806,000
Winnebago Industries, Inc.	9,000,000	1.5000		4/1/2025	12,870,000
					31,676,000
MEDICAL EQUIPMENT & DEVICES - 7.41%
Haemonetics Corp. - 144A	26,000,000	0.0000	***	3/1/2026	21,614,557
Luminex Corp. - 144A	20,000,000	3.0000		5/15/2025	20,350,000
NuVasive, Inc.	26,000,000	0.3750		3/15/2025	27,121,250
					69,085,807
METALS & MINING - 2.11%
Century Aluminum Co. - 144A	3,000,000	2.7500		5/1/2028	3,247,213
Newmont Mining Corp. - Barclays Bank PLC Synthetic	10,000,000	3.9200	**	10/30/2023	16,425,000
					19,672,213
OIL & GAS - 0.01%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	100,000	1.5490	**	11/24/2027	105,290

REITS - 1.19%
IIP Operating Partnership, LP - 144A	4,000,000	3.7500		2/21/2024	11,128,550

RENEWABLE ENERGY - 3.19%
Enphase Energy, Inc. - 144A	22,000,000	0.0000	***	3/1/2026	20,031,000
Green Plains, Inc.	8,102,000	2.2500		3/15/2027	9,672,168
					29,703,168
RETAIL - DISCRETIONARY - 2.23%
Guess?, Inc.	1,000,000	2.0000		4/15/2024	1,254,375
PetIQ, Inc. - 144A	12,000,000	4.0000		6/1/2026	19,500,000
					20,754,375
SEMICONDUCTORS - 2.45%
Vishay Intertechnology, Inc.	21,000,000	2.2500		6/15/2025	22,837,500

SOFTWARE - 3.89%
Akamai Technologies, Inc.	12,000,000	0.3750		9/1/2027	13,477,500
Microsoft Corp. - Morgan Stanley Finance, LLC. Synthetic	7,000,000	2.3773	**	10/25/2024	10,064,950
Mitek Systems, Inc. - 144A	7,000,000	0.7500		2/1/2026	7,398,125
Nice Ltd. - 144A	5,000,000	0.0000	***	9/15/2025	5,307,954
					36,248,529
TECHNOLOGY HARDWARE - 3.11%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	5,000,000	3.8700	**	10/16/2023	10,231,500
InterDigital, Inc.	10,000,000	2.0000		6/1/2024	10,918,194
Knowles Corp.	100,000	3.2500		11/1/2021	117,560
Lumentum Holdings, Inc.	7,000,000	0.5000		12/15/2026	7,761,600
					29,028,854
TECHNOLOGY SERVICES - 5.60%
Euronet Worldwide, Inc.	15,000,000	0.7500		3/15/2049	17,165,625
Insight Enterprises, Inc.	10,000,000	0.7500		2/15/2025	15,379,068
Parsons Corp. - 144A	17,000,000	0.2500		8/15/2025	19,507,500
Visa, Inc. - Barclay Bank PLC Synthetic	100,000	1.2800	**	2/18/2025	116,750
					52,168,943
TRANSPORTATION & LOGISTICS -3.14%
Air Transport Services Group, Inc.	100,000	1.1250		10/15/2024	106,750
Atlas Air Worldwide Holdings, Inc.	100,000	1.8750		6/1/2024	131,625
Atlas Air Worldwide Holdings, Inc.	12,000,000	2.2500		6/1/2022	13,215,600
JetBlue Airways Corp. - 144A	5,000,000	0.5000		4/1/2026	5,487,500
Spirit Airlines, Inc.	10,000,000	1.0000		5/15/2026	10,311,516
					29,252,991

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

	Principal			Maturity
Security	Amount	Interest Rate (%)		Date	Fair Value

CONVERTIBLE BONDS - 96.43% (Continued)
TRANSPORTATION EQUIPMENT - 4.82%
Greenbrier Cos, Inc.	$822,000	2.8750		2/1/2024	$906,255
Greenbrier Cos, Inc. - 144A	27,000,000	2.8750		4/15/2028	29,430,000
Meritor, Inc.	13,000,000	3.2500		10/15/2037	14,568,125
					44,904,380
WHOLESALE - CONSUMER STAPLES - 0.11%
Chefs’ Warehouse, Inc.	1,000,000	1.8750		12/1/2024	1,028,125

TOTAL CONVERTIBLE BONDS (Cost - $820,958,018)					898,951,510

	Shares	Dividend Rate (%)
PREFERRED STOCK - 0.82%
SPECIALTY FINANCE - 0.82%
Ready Capital Corp.	292,097	7.0000		8/15/2023	7,594,522
TOTAL PREFERRED STOCK (Cost - $7,470,645)

	Principal
	Amount	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 0.01%
United States Treasury Notes	$100,000	1.3750		8/31/2026	102,263
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $104,652)

	Shares
SHORT-TERM INVESTMENTS - 5.34%
MONEY MARKET FUND - 5.34%
BlackRock Liquidity Funds T-Fund - Institutional Class	49,813,663	0.0200	+		49,813,663
TOTAL SHORT-TERM INVESTMENTS (Cost - $49,813,663)

TOTAL INVESTMENTS - 102.60% (Cost - $878,346,978)					$956,461,958
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.60)%					(24,211,943)
NET ASSETS - 100.00%					$932,250,015

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

***	Non-income producing security.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS
As of April 30, 2021
% of Net
Sector	Assets
Health Care	27.18%
Technology	18.43%
Consumer Discretionary	12.68%
Industrial	12.58%
Communications	6.82%
Materials	6.51%
Short-Term Investments	5.34%
Consumer Staples	4.15%
Financial	3.54%
Energy	3.20%
Real Estate	1.19%
Utilities	0.97%
U.S. Treasury Obligations	0.01%
Liabilities in Excess of Other Assets	(2.60)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Security	Shares				Fair Value

COMMON STOCKS - 1.48%
AUTOMOTIVE - 1.48%
General Motor Co. * ***	34,000				$1,945,480
TOTAL COMMON STOCKS (Cost - $1,800,300)

	Principal	Interest Rate
	Amount	(%)		Maturity Date
CONVERTIBLE BONDS - 139.38%
AUTOMOTIVE - 3.92%
Ford Motor Co. - 144A *	$5,200,000	0.0000	***	3/15/2026	5,161,000

BANKING - 0.91%
Hope Bancorp, Inc. *	1,200,000	2.000		5/15/2038	1,192,966

BASIC & DIVERSIFIED CHEMICALS - 2.56%
Dow, Inc. - Bank of America Finance LLC Synthetic *	3,000,000	2.6410	**	6/18/2024	3,375,900

BIOTECH & PHARMA - 27.70%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic *	122,000	1.4700	**	2/3/2028	114,497
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic *	5,300,000	1.4700	**	5/1/2028	5,300,000
BioMarin Pharmaceutical, Inc. -144A *	4,000,000	1.2500		5/15/2027	3,960,000
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic *	4,500,000	2.3100	**	11/1/2024	4,708,800
Coherus Biosciences, Inc. *	2,920,000	1.5000		4/15/2026	3,121,305
Halozyme Therapeutics, Inc. - 144A *	5,400,000	0.2500		3/1/2027	5,224,500
Jazz Investments I Ltd. *	4,800,000	1.5000		8/15/2024	5,215,231
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic *	3,000,000	1.5470	**	10/25/2027	2,927,400
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic *	1,000,000	1.7920	**	6/30/2027	1,033,300
Merck & Co., Inc. - Credit Suisse AG Synthetic *	1,275,000	1.5700	**	2/24/2028	1,208,317
Pacira BioSciences, Inc. - 144A *	3,300,000	0.7500		8/1/2025	3,675,375
					36,488,725
CABLE & SATELLITE - 3.93%
Liberty Broadband Corp. Synthetic - 144A *	5,200,000	2.3000	**	9/30/2050	5,176,600

CONSUMER SERVICES - 3.07%
Stride, Inc. - 144A *	4,500,000	1.1250		9/1/2027	4,051,350

DIVERSIFIED INDUSTRIALS - 1.80%
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic *	2,500,000	1.4930	**	12/30/2027	2,366,750

ELECTRIC UTILITIES - 1.72%
NRG Energy, Inc. *	2,000,000	2.7500		6/1/2048	2,267,500

ELECTRICAL EQUIPMENT - 6.43%
OSI Systems, Inc. *	3,500,000	1.2500		9/1/2022	3,797,500
SMART Global Holdings, Inc. *	3,500,000	2.2500		2/15/2026	4,679,150
					8,476,650
ENTERTAINMENT CONTENT - 2.37%
IMAX Corp. - 144A *	3,000,000	0.500		4/1/2026	3,125,303

FOOD - 3.25%
Beyond Meat, Inc. - 144A *	4,500,000	0.0000	***	3/15/2027	4,286,250

INTERNET MEDIA & SERVICES - 10.93%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	2,000,000	3.5900	**	4/21/2023	3,173,600
Google, Inc. - Bank of America Finance LLC Synthetic *	2,000,000	3.6400	**	9/28/2023	3,157,400
TripAdvisor, Inc. - 144A *	4,000,000	0.2500		4/1/2026	3,954,000
Twitter, Inc. - 144A *	3,000,000	0.0000	***	3/15/2026	2,742,871
Uber Technologies, Inc. - 144A *	1,300,000	0.0000	***	12/15/2025	1,370,235
					14,398,106
LEISURE FACILITIES & SERVICES - 5.62%
DraftKings, Inc. - 144A *	5,000,000	0.0000	***	3/15/2028	4,797,500
McDonald’s Corp. - Credit Suisse AG Synthetic *	2,500,000	1.9200	**	5/28/2027	2,603,250
					7,400,750
LEISURE PRODUCTS - 3.94%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *	2,000,000	3.8900	**	9/26/2023	3,761,200
Winnebago Industries, Inc. *	1,000,000	1.5000		4/1/2025	1,430,000
					5,191,200
MEDICAL EQUIPMENT & DEVICES - 8.07%
Haemonetics Corp. - 144A *	5,000,000	0.0000	***	3/1/2026	4,156,646
Luminex Corp. - 144A *	1,241,000	3.0000		5/15/2025	1,262,717
NuVasive, Inc. *	5,000,000	0.3750		3/15/2025	5,215,625
					10,634,988
METALS & MINING - 5.53%
Century Aluminum Co. - 144A *	4,000,000	2.7500		5/1/2028	4,329,618
Newmont Mining Corp. - Barclays Bank PLC Synthetic *	1,800,000	3.9200	**	10/30/2023	2,956,500
					7,286,118

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

	Principal	Interest Rate
Security	Amount	(%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 139.38% (Continued)
RENEWABLE ENERGY - 5.27%
Enphase Energy, Inc. - 144A *	$5,000,000	0.0000	***	3/1/2026	$4,552,500
Green Plains, Inc. *	2,000,000	2.2500		3/15/2027	2,387,600
					6,940,100
RETAIL DISCRETIONARY - 2.47%
PetIQ, Inc. -144A *	2,000,000	4.0000		6/1/2026	3,250,000

SEMICONDUCTORS - 3.47%
Vishay Intertechnology, Inc. *	4,200,000	2.2500		6/15/2025	4,567,500

SOFTWARE - 8.95%
Akamai Technologies, Inc. *	4,000,000	0.3750		9/1/2027	4,492,500
Mitek Systems, Inc. - 144A *	4,900,000	0.7500		2/1/2026	5,178,688
Nice Ltd. - 144A *	2,000,000	0.0000	***	9/15/2025	2,123,182
					11,794,370
TECHNOLOGY HARDWARE - 3.86%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	1,400,000	3.8700	**	10/16/2023	2,864,820
Lumentum Holdings, Inc. *	2,000,000	0.5000		12/15/2026	2,217,600
					5,082,420
TECHNOLOGY SERVICES - 7.35%
Euronet Worldwide, Inc. *	3,000,000	0.7500		3/15/2049	3,433,125
Insight Enterprises, Inc. *	2,200,000	0.7500		2/15/2025	3,383,395
Parsons Corp. - 144A *	2,500,000	0.2500		8/15/2025	2,868,750
					9,685,270
TRANSPORTATION & LOGISTICS - 9.57%
Atlas Air Worldwide Holdings, Inc. *	2,000,000	2.2500		6/1/2022	2,202,600
JetBlue Airways Corp. - 144A *	4,500,000	0.5000		4/1/2026	4,938,750
Spirit Airlines, Inc. *	5,300,000	1.0000		5/15/2026	5,465,103
					12,606,453
TRANSPORTATION EQUIPMENT - 6.69%
Greenbrier Cos, Inc. - 144A*	5,000,000	2.8750		4/15/2028	5,450,000
Meritor, Inc. *	3,000,000	3.2500		10/15/2037	3,361,875
					8,811,875

TOTAL CONVERTIBLE BONDS (Cost - $169,014,007)					183,618,144

		Dividend Rate
	Shares	(%)
PREFERRED STOCK - 1.18%
SPECIALTY FINANCE - 1.18%
Ready Capital Corp. *	60,000	7.0000		8/15/2023	1,560,000
TOTAL PREFERRED STOCK (Cost - $1,500,000)

					Notional
	Expiration	Contracts	Exercise Price		Amount
OPTIONS PURCHASED *** - 2.09%
PUT OPTIONS PURCHASED - 2.09%
General Motor Co. Equity	January 2023	340	$50		$1,700,000	246,500
NASDAQ 100 Index	December 2021	22	13,000		28,600,000	1,544,400
S&P 500 Index	January 2022	37	3,850		14,245,000	616,235
S&P 500 Index	September 2021	25	4,000		10,000,000	340,000
TOTAL OPTIONS PURCHASED (Cost - $5,213,508)						2,747,135

			Interest Rate
		Shares	(%)
SHORT-TERM INVESTMENTS - 0.28%
MONEY MARKET FUND - 0.28%
BlackRock Liquidity Funds T-Fund - Institutional Class		365,160	0.0200	+		365,160
TOTAL SHORT-TERM INVESTMENTS (Cost - $365,160)

TOTAL INVESTMENTS - 144.41% (Cost - $177,892,975)						$190,235,919
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.41)%						(58,498,669)
NET ASSETS - 100.0%						$131,737,250

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	All or a portion of this security is segregated as collateral for the Line of Credit as of April 30, 2021; total fair value amount of collateral was $187,123,624.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

***	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

PORTFOLIO ANALYSIS
As of April 30, 2021
% of Net
Sector	Assets
Health Care	35.77%
Technology	28.43%
Industrial	24.49%
Consumer Discretionary	18.52%
Communications	12.43%
Materials	8.09%
Energy	5.27%
Consumer Staples	5.23%
Financial	2.09%
Options	2.09%
Utilities	1.72%
Short-Term Investments	0.28%
Liabilities in Excess of Other Assets	(44.41)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value

CONVERTIBLE BONDS - 85.49%
ASSET MANAGEMENT - 1.99%
New Mountain Finance Corp.	$2,300,000	5.7500		8/15/2023	$2,446,625

AUTOMOTIVE - 2.42%
Ford Motor Co. - 144A	3,000,000	0.0000	***	3/15/2026	2,977,500

BANKING - 2.26%
Hope Bancorp, Inc.	2,800,000	2.0000		5/15/2038	2,783,587

BASIC & DIVERSIFIED CHEMICALS - 1.37%
Dow, Inc. - Bank of America Finance LLC Synthetic	1,500,000	2.6410	**	6/18/2024	1,687,950

BIOTECH & PHARMA - 18.41%
AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic	2,700,000	1.4700	**	2/3/2028	2,533,950
BioMarin Pharmaceutical, Inc. -144A	2,600,000	1.2500		5/15/2027	2,574,000
Bristol-Myers Squibb Co. - Wells Fargo Finance, LLC. Synthetic	2,014,000	0.2500		11/1/2024	2,107,450
Coherus Biosciences, Inc.	431,000	1.5000		4/15/2026	460,713
Halozyme Therapeutics, Inc. - 144A	3,300,000	0.2500		3/1/2027	3,192,750
Jazz Investments I, Ltd.	2,000,000	1.5000		8/15/2024	2,173,013
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	1,000,000	1.5470	**	10/25/2027	975,800
Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic	1,400,000	1.7920	**	6/30/2027	1,446,620
Ligand Pharmaceuticals, Inc.	2,000,000	0.7500		5/15/2023	2,042,789
Merck & Co., Inc. - Goldman Sachs Finacial Corp. Synthetic	1,200,000	1.5700	**	2/24/2028	1,137,240
Pacira BioSciences, Inc. - 144A	1,400,000	0.7500		8/1/2025	1,559,250
Supernus Pharmaceuticals, Inc.	2,500,000	0.6250		4/1/2023	2,470,312
					22,673,887
CABLE & SATELLITE - 2.59%
Liberty Broadband Corp. Synthetic - 144A	3,200,000	2.3000	**	9/30/2050	3,185,600

CONSUMER SERVICES - 2.27%
Stride, Inc. - 144A	3,100,000	1.1250		9/1/2027	2,790,930

DIVERSIFIED INDUSTRIALS - 1.52%
3M Co. - Citigroup Global Markets Holdings, Inc. Synthetic	1,900,000	2.1030	**	4/20/2028	1,873,970

ELECTRIC UTILITIES - 0.92%
NRG Energy, Inc.	1,000,000	2.7500		6/1/2048	1,133,750

ELECTRICAL EQUIPMENT - 2.23%
OSI Systems, Inc.	1,300,000	1.2500		9/1/2022	1,410,500
SMART Global Holdings, Inc.	1,000,000	2.2500		2/15/2026	1,336,900
					2,747,400
ENTERTAINMENT CONTENT - 1.50%
IMAX Corp. - 144A	1,775,000	0.5000		4/1/2026	1,849,137

FOOD - 1.70%
Beyond Meat, Inc. - 144A	2,200,000	0.0000	***	3/15/2027	2,095,500

HEALTH CARE FACILITIES & SERVICES - 0.82%
NeoGenomics, Inc.	1,000,000	0.2500		1/15/2028	1,015,023

INSURANCE - 2.48%
Berkshire Hathaway, Inc. - Barclays Bank PLC Synthetic	3,000,000	1.8652	**	4/14/2028	3,060,000

INTERNET MEDIA & SERVICES - 5.07%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	500,000	3.5900	**	4/21/2023	793,400
Google, Inc. - Bank of America Finance LLC Synthetic	500,000	3.6400	**	9/28/2023	789,350
TripAdvisor, Inc. - 144A	2,500,000	0.2500		4/1/2026	2,471,250
Twitter, Inc. - 144A	2,400,000	0.0000	***	3/15/2026	2,194,297
					6,248,297
LEISURE FACILITIES & SERVICES - 3.18%
DraftKings, Inc. - 144A	3,000,000	0.0000	***	3/15/2028	2,878,500
McDonald’s Corp. - Credit Suisse AG Synthetic	1,000,000	1.9200	**	5/28/2027	1,041,300
					3,919,800
LEISURE PRODUCTS - 0.76%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic	500,000	3.8900	**	9/26/2023	940,300

MEDICAL EQUIPMENT & DEVICES - 5.06%
Haemonetics Corp. - 144A	3,000,000	0.0000	**	3/1/2026	2,493,987
Luminex Corp. - 144A	500,000	3.0000		5/15/2025	508,750
NuVasive, Inc.	3,100,000	0.3750		3/15/2025	3,233,688
					6,236,425

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

	Principal
Security	Amount	Interest Rate (%)			Maturity Date	Fair Value

CONVERTIBLE BONDS - 85.49% (Continued)
METALS & MINING - 1.99%
Century Aluminum Co. - 144A	$1,500,000	2.7500			5/1/2028	$1,623,607
Newmont Mining Corp. - Barclays Bank PLC Synthetic	500,000	3.9200		**	10/30/2023	821,250
						2,444,857
OIL & GAS - 0.86%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic	1,000,000	1.5490		**	11/24/2027	1,052,900

RENEWABLE ENERGY - 4.89%
Enphase Energy, Inc. - 144A	3,200,000	0.0000		***	3/1/2026	2,913,600
Green Plains, Inc.	2,600,000	2.2500			3/15/2027	3,103,880
						6,017,480
RETAIL DISCRETIONARY - 0.66%
PetIQ, Inc. -144A	500,000	4.0000			6/1/2026	812,500

SEMICONDUCTORS - 1.85%
Vishay Intertechnology, Inc.	2,100,000	2.2500			6/15/2025	2,283,750

SOFTWARE - 2.39%
Akamai Technologies, Inc.	500,000	0.3750			9/1/2027	561,562
Mitek Systems, Inc. - 144A	2,250,000	0.7500			2/1/2026	2,377,969
						2,939,531
TECHNOLOGY HARDWARE - 2.64%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	300,000	3.8700		**	10/16/2023	613,890
Interdigital, Inc.	1,700,000	2.0000			6/1/2024	1,856,093
Lumentum Holdings, Inc.	700,000	0.5000			12/15/2026	776,160
						3,246,143
TECHNOLOGY SERVICES - 2.58%
Euronet Worldwide, Inc.	1,000,000	0.7500			3/15/2049	1,144,375
Insight Enterprises, Inc.	500,000	0.7500			2/15/2025	768,953
Parsons Corp. - 144A	1,000,000	0.2500			8/15/2025	1,147,500
Visa, Inc. - Barclay Bank PLC Synthetic	100,000	1.2800		**	2/18/2025	116,750
						3,177,578
TRANSPORTATION & LOGISTICS - 6.34%
Atlas Air Worldwide Holdings, Inc.	2,000,000	2.2500			6/1/2022	2,202,600
JetBlue Airways Corp. - 144A	2,200,000	0.5000			4/1/2026	2,414,500
Spirit Airlines, Inc.	3,100,000	1.0000			5/15/2026	3,196,570
						7,813,670
TRANSPORTATION EQUIPMENT - 4.74%
Greenbrier Cos, Inc. - 144A	3,300,000	2.8750			4/15/2028	3,597,000
Meritor, Inc.	2,000,000	3.2500			10/15/2037	2,241,250
						5,838,250

TOTAL CONVERTIBLE BONDS (Cost - $100,801,196)						105,292,340

	Shares	Dividend Rate (%)
PREFERRED STOCK - 1.27%
SPECIALTY FINANCE - 1.27%
Ready Capital Corp.	60,000	7.0000			8/15/2023	1,560,000
TOTAL PREFERRED STOCK (Cost - $1,504,400)

	Principal
	Amount	Interest Rate (%)
U.S. TREASURY OBLIGATIONS - 8.30%
United States Treasury Notes	$10,000,000	1.3750			8/31/2026	10,226,367
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $10,210,547)

	Shares
SHORT-TERM INVESTMENTS - 7.01%
MONEY MARKET FUND - 7.01%
BlackRock Liquidity Funds T-Fund - Institutional Class	8,631,613	0.0200	+			8,631,613
TOTAL SHORT-TERM INVESTMENTS (Cost - $8,631,613)

TOTAL INVESTMENTS - 102.07% (Cost - $121,147,756)						$125,710,320
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.07)%						(2,546,251)
NET ASSETS - 100.00%						$123,164,069

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2021.

**	Interest rate represents the comparable yield on the contingent payment debt instrument.

***	Non-income producing security.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

PORTFOLIO ANALYSIS
As of April 30, 2021
% of Net
Sector	Assets
Health Care	24.30%
Industrial	14.84%
Technology	10.65%
Consumer Discretionary	8.44%
U.S. Treasury Obligations	8.30%
Financial	8.09%
Communications	7.87%
Short-Term Investments	7.01%
Energy	5.74%
Materials	3.36%
Consumer Staples	2.55%
Utilities	0.92%
Liabilities in Excess of Other Assets	(2.07)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2021

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$878,346,978	$177,892,975	$121,147,756
Investments in Securities at Fair Value	$956,461,958	$190,235,919	$125,710,320
Deposits with Broker	—	743,201	—
Segregated Cash - Collateral for Loan	—	40,798	—
Receivable for Fund Shares Sold	633,366	4,929,272	16,204
Interest and Dividend Receivable	1,836,107	309,850	253,293
Prepaid Expenses and Other Assets	55,558	12,540	11,874
Total Assets	958,986,989	196,271,580	125,991,691

Liabilities:
Payable for Securities Purchased	25,637,375	5,300,000	2,740,062
Line of Credit Payable	—	59,000,000	—
Accrued Advisory Fees	568,465	146,057	69,071
Interest Payable	—	57,584	—
Accrued Distribution Fees	76,808	—	—
Payable for Fund Shares Redeemed	263,387	—	—
Accrued Expenses and Other Liabilities	190,939	30,689	18,489
Total Liabilities	26,736,974	64,534,330	2,827,622

Net Assets	$932,250,015	$131,737,250	$123,164,069

Composition of Net Assets:
At April 30, 2021, Net Assets consisted of:
Paid-in-Capital	$809,885,886	$107,561,968	$114,514,435
Accumulated Earnings	122,364,129	24,175,282	8,649,634
Net Assets	$932,250,015	$131,737,250	$123,164,069

Net Asset Value Per Share
Class A Shares
Net Assets	$60,691,350
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,051,571
Net Asset Value and Redemption Price per Share	$14.98
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$15.56

Class I Shares
Net Assets	$809,257,107	$131,737,250	$123,164,069
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	54,162,330	4,673,504	6,824,950
Net Asset Value, Offering and Redemption Price per Share	$14.94	$28.19	$18.05

Class C Shares
Net Assets	$62,301,558
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,200,399
Net Asset Value, Offering and Redemption Price per Share	$14.83

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2021

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$4,367,902	$999,783	$586,994
Dividend Income	737,044	142,078	92,531
Total Investment Income	5,104,946	1,141,861	679,525

Expenses:
Investment Advisory Fees	3,225,016	895,251	333,680
Distribution Fees (Class A)	146,484	—	—
Distribution Fees (Class C)	311,795	—	—
Third Party Administrative Services Fees	381,595	35,508	22,061
Administration Fees	139,288	28,078	18,597
Trustees’ Fees	97,796	15,944	10,232
Transfer Agent Fees	73,575	12,146	12,397
Audit Fees	66,670	10,789	3,250
Custodian Fees	42,920	23,138	8,500
Registration and Filing Fees	40,168	19,836	19,836
Printing Expense	35,206	5,740	3,683
Legal Fees	31,295	5,102	3,274
Insurance Expense	23,470	3,826	2,456
Chief Compliance Officer Fees	20,734	3,381	2,168
Interest Expense	—	403,829	—
Miscellaneous Expenses	2,976	1,047	992
Total Expenses	4,638,988	1,463,615	441,126
Plus (Less): Expenses Recaptured (Fees Waived) by Adviser	—	186,241	(17,242)
Net Expenses	4,638,988	1,649,856	423,884
Net Investment Income (Loss)	465,958	(507,995)	255,641

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	58,210,639	21,182,087	7,579,111
Purchased Options	—	(6,101,324)	—
Written Options	—	(1,308)	—
Total Net Realized Gain	58,210,639	15,079,455	7,579,111

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	31,631,382	4,074,552	1,245,922
Purchased Options	—	(2,728,218)	—
Total Net Change in Unrealized Appreciation	31,631,382	1,346,334	1,245,922
Net Realized and Unrealized Gain on Investments	89,842,021	16,425,789	8,825,033

Net Increase in Net Assets Resulting From Operations	$90,307,979	$15,917,794	$9,080,674

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$465,958	$5,373,540
Net Realized Gain on Investments	58,210,639	43,864,824
Net Change in Unrealized Appreciation on Investments	31,631,382	25,608,037
Net Increase in Net Assets Resulting From Operations	90,307,979	74,846,401

Distributions to Shareholders From:
Total Distributions Paid
Class A ($0.39 and $0.31 per share, respectively)	(1,545,825)	(1,415,858)
Class I ($0.42 and $0.39 per share, respectively)	(21,170,166)	(17,950,880)
Class C ($0.35 and $0.25 per share, respectively)	(1,496,041)	(1,163,625)
Total Distributions to Shareholders	(24,212,032)	(20,530,363)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	8,813,075	10,866,686
Distributions Reinvested	1,417,000	1,299,096
Cost of Shares Redeemed	(7,631,974)	(31,912,638)
Total Class A Shares	2,598,101	(19,746,856)
Class I
Proceeds from Shares Issued	187,987,638	225,951,524
Distributions Reinvested	15,980,259	13,064,107
Cost of Shares Redeemed	(69,976,771)	(304,816,582)
Total Class I Shares	133,991,126	(65,800,951)
Class C
Proceeds from Shares Issued	1,829,039	5,184,777
Distributions Reinvested	1,312,834	1,036,425
Cost of Shares Redeemed	(5,153,912)	(14,327,153)
Total Class C Shares	(2,012,039)	(8,105,951)
Total Beneficial Interest Transactions	134,577,188	(93,653,758)

Increase (Decrease) in Net Assets	200,673,135	(39,337,720)

Net Assets:
Beginning of Period	731,576,880	770,914,600
End of Period	$932,250,015	$731,576,880

SHARE ACTIVITY
Class A:
Shares Issued	590,567	866,118
Shares Reinvested	96,063	100,185
Shares Redeemed	(509,546)	(2,539,236)
Net increase (decrease) in shares of beneficial interest outstanding	177,084	(1,572,933)

Class I:
Shares Issued	12,778,540	17,402,997
Shares Reinvested	1,085,513	1,008,737
Shares Redeemed	(4,736,469)	(24,392,483)
Net increase (decrease) in shares of beneficial interest outstanding	9,127,584	(5,980,749)

Class C:
Shares Issued	123,832	413,651
Shares Reinvested	89,883	79,800
Shares Redeemed	(350,611)	(1,137,729)
Net decrease in shares of beneficial interest outstanding	(136,896)	(644,278)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income (Loss)	$(507,995)	$16,503
Net Realized Gain on Investments and Options	15,079,455	9,559,881
Net Change in Unrealized Appreciation on Investments and Options	1,346,334	5,378,925
Net Increase in Net Assets Resulting From Operations	15,917,794	14,955,309

Total Distributions Paid Class I ($1.12 and $0.42 per share, respectively)	(5,205,998)	(2,047,227)
Total Distributions to Shareholders	(5,205,998)	(2,047,227)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	16,291,381	10,921,430
Distributions Reinvested	5,020,145	1,981,817
Cost of Shares Redeemed	(19,228,754)	(24,278,153)
Total Class I Shares	2,082,772	(11,374,906)

Increase in Net Assets	12,794,568	1,533,176

Net Assets:
Beginning of Period	118,942,682	117,409,506
End of Period	$131,737,250	$118,942,682

SHARE ACTIVITY
Class I:
Shares Issued	582,589	437,170
Shares Reinvested	180,691	83,256
Shares Redeemed	(674,564)	(1,028,830)
Net increase (decrease) in shares of beneficial interest outstanding	88,716	(508,404)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net Investment Income	$255,641	$1,323,676
Net Realized Gain on Investments and Swaps	7,579,111	3,390,299
Net Change in Unrealized Appreciation on Investments & Swaps	1,245,922	500,018
Net Increase in Net Assets Resulting From Operations	9,080,674	5,213,993

Total Distributions Paid
Class I ($0.53 and $0.62 per share, respectively)	(2,503,505)	(3,441,879)
Total Distributions to Shareholders	(2,503,505)	(3,441,879)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	45,854,826	11,400,206
Distributions Reinvested	2,396,009	3,311,173
Cost of Shares Redeemed	(8,222,324)	(55,817,609)
Total Beneficial Interest Transactions	40,028,511	(41,106,230)

Increase (Decrease) in Net Assets	46,605,680	(39,334,116)

Net Assets:
Beginning of Period	76,558,389	115,892,505
End of Period	$123,164,069	$76,558,389

SHARE ACTIVITY
Class I:
Shares Issued	2,548,915	699,252
Shares Reinvested	136,735	206,290
Shares Redeemed	(460,468)	(3,508,141)
Net increase (decrease) in shares of beneficial interest outstanding	2,225,182	(2,602,599)

 The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2021

Cash flows from operating activities:
Net increase in net assets resulting from operations	$15,917,794
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(214,686,176)
Proceeds from sales of investments	219,396,370
Proceeds from short term investments, net	(7,336,714)
Net realized gain from investments	(15,079,455)
Net change in unrealized appreciation from investments	(1,346,334)
Net accretion of discounts	(220,480)

Changes in assets and liabilities
(Increase)/decrease in assets:
Dividend and interest receivable	296,748
Prepaid expenses and other assets	5,166
Increase/(decrease) in liabilities:
Interest payable	(3,151)
Accrued advisory fees	(41,584)
Payable for securities purchased	5,300,000
Accrued expenses and other liabilities	(13,425)
Net cash provided by operating activities	2,188,759

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	21,000,000
Repayment of borrowings under revolving credit line payable	(15,000,000)
Proceeds from shares sold	11,517,109
Payment on shares redeemed	(19,228,754)
Cash distributions paid	(185,853)
Net cash used in financing activities	(1,897,498)

Net increase in cash	291,261
Cash & Restricted Cash at beginning of period	492,738
Cash & Restricted Cash at end of period	$783,999

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$5,020,145
Interest paid	$406,980

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.78		$12.56	$12.42	$13.19	$12.53	$12.15
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.02)		0.05	0.10	0.20	0.72	0.28
Net gain (loss) from securities (both realized and unrealized)	1.61		1.48	0.54	(0.38)	0.36	0.33
Total from operations	1.59		1.53	0.64	(0.18)	1.08	0.61

Distributions to shareholders from:
Net investment income	(0.34)		(0.31)	(0.29)	(0.38)	(0.42)	(0.20)
Net realized gain	(0.05)		—	(0.21)	(0.21)	—	(0.03)
Total distributions	(0.39)		(0.31)	(0.50)	(0.59)	(0.42)	(0.23)

Net Asset Value, End of Period	$14.98		$13.78	$12.56	$12.42	$13.19	$12.53

Total Return (b)	11.59	% (d)	12.33%	5.37%	(1.50)%	8.72%	5.07%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$60,691		$53,385	$68,437	$91,985	$109,900	$112,311
Ratio of expenses to average net assets	1.47	% (c)	1.49%	1.47%	1.44%	1.45%	1.49%
Ratio of net investment income (loss) to average net assets	(0.28	)% (c)	0.40%	0.80%	1.53%	5.55%	2.30%
Portfolio turnover rate	83	% (d)	94%	81%	107%	79%	46%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.75		$12.55	$12.41	$13.19	$12.53	$12.15
Increase (decrease) from operations:
Net investment income (a)	0.02		0.12	0.16	0.27	0.78	0.39
Net gain (loss) from securities (both realized and unrealized)	1.59		1.47	0.54	(0.40)	0.36	0.28
Total from operations	1.61		1.59	0.70	(0.13)	1.14	0.67

Distributions to shareholders from:
Net investment income	(0.37)		(0.39)	(0.35)	(0.44)	(0.48)	(0.26)
Net realized gain	(0.05)		—	(0.21)	(0.21)	—	(0.03)
Total distributions	(0.42)		(0.39)	(0.56)	(0.65)	(0.48)	(0.29)

Net Asset Value, End of Period	$14.94		$13.75	$12.55	$12.41	$13.19	$12.53

Total Return (b)	11.82	% (d)	12.93%	5.90%	(1.08)%	9.27%	5.56%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$809,257		$619,010	$640,466	$821,772	$781,823	$636,200
Ratio of expenses to average net assets	0.97	% (c)	0.99%	0.97%	0.94%	0.95%	0.99%
Ratio of net investment income to average net assets	0.22	% (c)	0.89%	1.30%	2.09%	6.06%	3.21%
Portfolio turnover rate	83	% (d)	94%	81%	107%	79%	46%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$13.64		$12.45	$12.31	$13.10	$12.45	$12.07
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.06)		(0.01)	0.04	0.14	0.65	0.24
Net gain (loss) from securities (both realized and unrealized)	1.60		1.45	0.54	(0.39)	0.35	0.31
Total from operations	1.54		1.44	0.58	(0.25)	1.00	0.55

Distributions to shareholders from:
Net investment income	(0.30)		(0.25)	(0.23)	(0.33)	(0.35)	(0.14)
Net realized gain	(0.05)		—	(0.21)	(0.21)	—	(0.03)
Total distributions	(0.35)		(0.25)	(0.44)	(0.54)	(0.35)	(0.17)

Net Asset Value, End of Period	$14.83		$13.64	$12.45	$12.31	$13.10	$12.45

Total Return (b)	11.34	% (d)	11.68%	4.92%	(2.04)%	8.14%	4.50%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$62,302		$59,182	$62,012	$64,832	$71,406	$70,057
Ratio of expenses to average net assets	1.97	% (c)	1.99%	1.97%	1.94%	1.95%	1.99%
Ratio of net investment income (loss) to average net assets	(0.78	)% (c)	(0.10)%	0.30%	1.06%	5.06%	1.96%
Portfolio turnover rate	83	% (d)	94%	81%	107%	79%	46%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2021		2020		2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$25.94		$23.05		$22.82	$24.30	$22.45	$21.01
Increase from operations:
Net investment income (loss) (a)	(0.11	) (c)	0.00	(c)	(0.06)	0.14	1.21	0.45
Net gain (loss) from securities (both realized and unrealized)	3.48		3.31		1.53	(0.19)	1.27	1.56
Total from operations	3.37		3.31		1.47	(0.05)	2.48	2.01

Distributions to shareholders from:
Net investment income	(0.98)		(0.42)		(0.19)	(0.72)	(0.63)	(0.32)
Net realized gain	(0.14)		—		(1.05)	(0.71)	—	(0.25)
Total distributions	(1.12)		(0.42)		(1.24)	(1.43)	(0.63)	(0.57)

Net Asset Value, End of Period	$28.19		$25.94		$23.05	$22.82	$24.30	$22.45

Total Return (b)	13.05	% (g)	14.54%		7.16%	(0.32)%	11.16%	9.75%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$131,737		$118,943		$117,410	$140,726	$136,449	$80,948
Ratio of expenses to average net assets,
before reimbursement	2.53	% (d) (f)	2.96	% (d)	4.75%	4.60%	4.15%	4.11%
net of reimbursement	2.53	% (d) (e) (f)	2.96	% (d), (e)	3.61%	3.46%	4.00%	3.62%
Ratio of net investment income (loss) to average net assets	(0.78	)% (f)	0.01%		(0.26)%	0.60%	5.11%	2.10%
Portfolio turnover rate	119	% (g)	127%		110%	141%	122%	81%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Amount is less than $0.005 per share.

(d)	Ratio of expenses to average net assets includes borrowing costs not subject to the Expense Limitation Agreement as described in Note 3. Borrowing costs represented 1.01% and 0.62% of average net assets for the year ended October 31, 2020 and six months ended April 30, 2021, respectively.

(e)	Ratio includes expense recapture of prior years’ expense waivers/reimbursements in accordance with the Expense Limitation Agreement as described in Note 3. Recapture of prior years’ expense waivers/reimbursements represented 0.37% and 0.29% of average net assets for the year ended October 31, 2020 and six months ended April 30, 2021, respectively.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2021		2020	2019	2018	2017	2016
	(Unaudited)
Net Asset Value, Beginning of Period	$16.64		$16.09	$16.08	$16.55	$16.21	$15.47
Increase from operations:
Net investment income (a)	0.05		0.24	0.24	0.30	0.62	0.31
Net gain (loss) from securities (both realized and unrealized)	1.89		0.93	0.52	(0.14)	0.08	0.72
Total from operations	1.94		1.17	0.76	0.16	0.70	1.03

Distributions to shareholders from:
Net investment income	(0.53)		(0.62)	(0.29)	(0.38)	(0.36)	(0.20)
Net realized gain	—		—	(0.46)	(0.25)	—	(0.09)
Total distributions	(0.53)		(0.62)	(0.75)	(0.63)	(0.36)	(0.29)

Net Asset Value, End of Period	$18.05		$16.64	$16.09	$16.08	$16.55	$16.21

Total Return (b)	11.78	% (d)	7.45%	5.08%	0.96%	4.34%	6.76%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$123,164		$76,558	$115,893	$108,554	$147,539	$101,923
Ratio of expenses to average net assets,
before reimbursement/recapture	0.99	% (c)	1.06%	1.20%	1.17%	1.18%	1.51%
net of reimbursement/recapture	0.95	% (c)	0.95%	1.02%	1.05%	1.25%	1.25%
Ratio of net investment income to average net assets	0.57	% (c)	1.46%	1.54%	1.85%	3.78%	2.00%
Portfolio turnover rate	104	% (d)	106%	77%	98%	83%	40%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund and Intermediate Bond Fund currently offer only Class I shares which commenced operations on December 31, 2014. On July 13, 2019, $987,053 and 42,539 shares of Class A and $250,886 and 10,970 shares of Class C shares of the Convertible Plus Fund were converted into 53,421 Class I shares of Convertible Plus Fund, and $937,238 and 58,646 shares of Class A and $323,384 and 20,140 shares of Class C of the Intermediate Bond Fund were converted into 78,883 Class I shares of Intermediate Bond Fund. Prior to July 13, 2019, the Convertible Plus Fund and Intermediate Bond Fund offered three classes of shares designated as Class A, Class C and Class I. Class A and Class C shares of the Convertible Plus Fund and Intermediate Bond Fund are no longer available for purchase. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75% (5.75% through April 13, 2021). Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker or counterparty in/to the securities and based on

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2021 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$898,951,510	$—	$898,951,510
Preferred Stock*	7,594,522	—	—	7,594,522
U.S. Treasury Obligations	—	102,263	—	102,263
Short-Term Investments	49,813,663	—	—	49,813,663
Total Investments in Securities	$57,408,185	$899,053,773	$—	$956,461,958

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks*	$1,945,480	$—	$—	$1,945,480
Convertible Bonds*	—	183,618,144	—	183,618,144
Preferred Stock*	1,560,000	—	—	1,560,000
Short-Term Investments	365,160	—	—	365,160
Option Contracts Purchased	—	2,747,135	—	2,747,135
Total Investments in Securities	$3,870,640	$186,365,279	$—	$190,235,919

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$105,292,340	$—	$105,292,340
Preferred Stock*	1,560,000	—	—	1,560,000
U.S. Treasury Obligations	—	10,226,367	—	10,226,367
Short-Term Investments	8,631,613	—	—	8,631,613
Total Investments in Securities	$10,191,613	$115,518,707	$—	$125,710,320

*	Please refer to the Schedule of Investments for industry classifications.

Synthetic Convertible Bond Risk – Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

During the six months ended April 30, 2021, the Miller Convertible Plus Fund held option contracts subject to equity price risk. The fair value of these option contracts as of April 30, 2021 was $2,747,135, and is included in Investments in Securities at Fair Value on the Statements of Assets and Liabilities. For the six months ended April 30, 2021, the amount of unrealized depreciation and realized loss on written options contracts and purchased options contracts subject to equity price risk as included in the Statements of Operations amounted to $2,466,373, $6,101,324 and $1,308, respectively. During the six months ended April 30, 2021, the Miller Convertible Bond Fund and Miller Intermediate Bond Fund did not hold options.

The notional value of the derivative instruments outstanding as of April 30, 2021 as disclosed in the Schedule of Investments for Miller Convertible Plus Fund serves as an indicator of the volume of derivative activity during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2018 through October 31, 2020, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Miller Funds
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April 30, 2021

expense in the Statements of Operations. During the six months ended April 30, 2021, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 0.95% of the average daily managed assets, which is equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. For the six months ended April 30, 2021, the Adviser earned advisory fees of $3,225,016, $895,251 and $333,680 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2022, to ensure that net annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.95% of the Convertible Plus Fund’s average daily net assets for Class I shares and 0.95% of the Intermediate Bond Fund’s average daily net assets for Class I shares. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts will be the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. For the six months ended April 30, 2021 the Adviser waived fees of $17,242 for the Intermediate Bond Fund and recouped expenses of $186,241 from the Convertible Plus Fund.

As of April 30, 2021, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

	2021	2022	2023
Convertible Plus Fund	$1,563,016	$1,377,852	$—
Intermediate Bond Fund	167,216	209,060	101,168

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

months ended April 30, 2021, the 12b-1 fees accrued amounted to $146,484 and $311,795 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2021, the Distributor received $81,017 in underwriting commissions for sales of Class A shares, of which $12,276 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $15,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The trustee, who is chair of the Audit Committee, receives an additional payment of $1,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended April 30, 2021, amounted to $797,529,710 and $680,155,328, respectively, for the Convertible Bond Fund, $214,686,176 and $219,396,370, respectively, for the Convertible Plus Fund and $124,010,340 and $91,027,421, respectively, for the Intermediate Bond Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2021, amounted to $61,235,250 and $66,419,012, respectively, for the Convertible Bond Fund, $0 and $0 respectively, for the Convertible Plus Fund and $15,879,199 and $7,024,180, respectively, for the Intermediate Bond Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 1.15% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2021, the Convertible Plus Fund recorded $403,829 in interest expense on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2021, were $58,613,260 and 1.38%, respectively. The largest outstanding amount borrowed during the period was $64,000,000. The balance on the line of credit as of April 30, 2021 was $59,000,000 and the amount of the commitment is $75,000,000. The interest rate as of April 30, 2021 was 1.39%. The line of credit is recorded at cost on the statement of assets and

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

liabilities. As of April 30, 2021, fair value of the line of credit approximates cost; fair value of the line of credit is estimated using level 2 inputs in the fair value hierarchy.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2021 were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Convertible Bond Fund	$886,068,981	$90,421,261	$(20,028,284)	$70,392,977
Convertible Plus Fund	179,751,016	17,214,941	(6,730,038)	10,484,903
Intermediate Bond Fund	121,242,158	5,974,666	(1,506,504)	4,468,162

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2020:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$20,530,363	$—	$—	$20,530,363
Convertible Plus Fund	2,047,227	—	—	2,047,227
Intermediate Bond Fund	3,441,879	—	—	3,441,879

For the year ended October 31, 2019:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$28,594,932	$8,362,133	$—	$36,957,065
Convertible Plus Fund	5,069,329	1,739,042	—	6,808,371
Intermediate Bond Fund	4,170,631	1,149,743	—	5,320,374

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$17,480,437	$26,150	$—	$—	$38,761,595	$56,268,182
Convertible Plus Fund	4,324,917	—	—	—	9,138,569	$13,463,486
Intermediate Bond Fund	1,895,068	—	(2,479,455)	(565,388)	3,222,240	$2,072,465

The difference between book basis and tax basis distributable earnings and unrealized appreciation is primarily attributable to income on contingent convertible debt securities, 1256 option contracts, Section 305(c) deemed dividend distributions, and the tax deferral of losses on wash sales.

At October 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2021

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$—	$—	$—	$19,181,285
Convertible Plus Fund	—	—	—	4,946,332
Intermediate Bond Fund	1,021	618,434	479,455	52,589

Permanent book and tax differences, primarily attributable to tax adjustments for equalization debits resulted in reclassification for the year ended October 31, 2020 as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)
Convertible Bond Fund	$1,008,963	$(1,008,963)
Convertible Plus Fund	66,226	(66,226)
Intermediate Bond Fund	—	—

8.	CROSS TRADES

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as certain other clients of the Adviser pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2021, the Convertible Bond Fund engaged in cross-trades. The cost of security purchases and the proceeds from the sale of securities for the six months ended April 30, 2021, amounted to $0 and $1,769,332, respectively. The realized gain from cross-trades for the six months ended April 30, 2021 was $38,642 for the Convertible Bond Fund. The Convertible Plus Fund and Intermediate Bond Fund did not engage in cross trades during the same period.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/20)	Value (4/30/21)	Ratio	(11/1/20 to 4/30/21)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,115.90	1.47%	$7.71
Class I	$1,000.00	$1,118,20	0.97%	$5.09
Class C	$1,000.00	$1,113.40	1.97%	$10.32
Miller Convertible Plus Fund
Class I	$1,000.00	$1,130.50	2.53%	$13.36
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,117.80	0.95%	$4.99
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.50	1.47%	$7.35
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class C	$1,000.00	$1,015.03	1.97%	$9.84
Miller Convertible Plus Fund
Class I	$1,000.00	$1,012.25	2.53%	$12.62
Miller Intermediate Bond Fund
Class I	$1,000.00	$1,020.08	0.95%	$4.76

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2021 (181) divided by the number of days in the fiscal year (365).

Renewal of the Investment Advisory Agreement between Review of 15(c) Materials and Approve Continuance of Management Agreement

At an in person meeting held October 27, 2020, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreements between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Convertible Plus Fund (“Convertible Plus Fund”) and Miller Intermediate Bond Fund (“Intermediate Bond Fund”) (each a “Management Agreement” and collectively the “Management Agreements”). In its consideration of the renewal of each Management Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

The Board relied upon each Trustee’s own business judgment in determining the material factors to be considered when evaluating the Management Agreements and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements. Matters considered by the Board, including the Independent Trustees, in connection with its approval of each Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts in the area of compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the high level of service provided by them including managing the growth of Fund assets, which among other things requires specialized skill in sourcing sufficient suitable convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver a high level of services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate and that the Adviser has personnel with investment management skills who are more than capable to perform its duties under each Agreement.

Performance. The Trustees reviewed the performance of the Funds. It was noted that certain strategies were also used when and with different costs associated with providing advisory services to separately managed account and hedge fund clients but that such accounts were managed in part with key differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies.

Convertible Bond Fund. The Board noted that for the one, three and five-year periods ended September 30, 2020, the Convertible Bond Fund had returns of 14.51%, 6.68% and 7.45%, respectively, underperforming its peer group averages of 30.29%, 15.47% and 14.00% for the one, three and five-year periods. Similarly, the Fund underperformed the “Convertibles” Morningstar Category averages of 25.70%, 12.21% and 11.98% for the one, three and five-year periods ended September 30, 2020. The Adviser attributed the Fund’s underperformance in this category in part to its focus on high quality attributes, and only buying convertible bonds in companies that are profitable and have high low levels of debt. It was also noted that convertible bonds from companies with lower quality earnings have generally outperformed other in the current low interest rate environment over the past five plus years. It was further noted that many of the convertible bond mutual funds in the peer group hold equities, convertible preferred shares, mandatory convertibles, long-dated issues that lack a put option, convertibles that significantly negative yield to put or maturity at acquisition, or other debt instruments which may increase their returns (and risk) relative to pure convertible bond strategy employed by the Fund. The Board noted that the Adviser generally avoids or limits “deep in the money” convertible bonds with high delta, and therefore may under-perform other convertible bonds funds that take greater risk during bull markets.

Convertible Plus Fund. The Board noted that for the one, three and five-year periods ended September 30, 2020, the Convertible Plus Fund had returns of 15.32%, 7.75% and 9.69%, respectively, underperforming the peer group average of 30.19%, 14.54% and 12.95% for the one, three and five-year periods ended September 30, 2020. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 26.36%, 10.93% and 10.39% for the one, three and five-year periods ended September 30, 2020. The Board considered that the Adviser’s goal is for the Fund’s total return to out-perform its peer group over full market cycles. It was noted that the Adviser generally avoids or limits “deep in the money” convertible bonds with high delta, and therefore may under-perform other convertible bonds funds that take greater risk during bull markets. It was further noted that the Adviser expects that the Fund will out-perform its peer group during bear markets and the Fund’s use of leverage is unique in the convertible bond mutual fund space, greatly limiting the number of pure peer funds.

Intermediate Bond Fund. The Board noted that for the one, three and five-year periods ended September 30, 2020, the Intermediate Bond Fund had returns of 8.97%, 4.80% and 5.40%, respectively. It was noted that Intermediate Bond Fund outperformed the peer group average of 6.76% for the one-year period; however, slightly underperformed the peer group averages of 5.37% and 5.69% for the three and five-year periods. Similarly, it was noted that the Fund outperformed the Morningstar Category average of 8.16% for the one-year period; however, underperformed the Morningstar Category averages of 5.99% and 6.18% for the three and five-year periods ended September 30, 2020. The Adviser attributed the outperformance to the intermediate bond funds that have a greater concentration of investment grade bonds than and convertible bonds that comprise over 70% of the Fund’s portfolio. It was noted that it is the goal of the Adviser for the Fund to outperform its benchmark and peer group over full market cycles.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Adviser is pleased with the performance of the Funds, and the Board concluded that each Fund’s performance was reasonable, especially in light of the longest bull market in modern American history. It was further noted that the Fund generally has higher quality and generally less risky convertible bonds with shorter maturities than many of the peer funds, and that each fund had a lower five-year Sharpe ratio than both their peer average and Morningstar Category average.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than both the peer group average of 0.56% and Morningstar Category average of 0.60%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.97% was higher than both the peer group average of 0.68% and Morningstar Category average of 0.74%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the more in-depth level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerable larger in terms of assets.

Convertible Plus Fund. The Trustees noted that the Convertible Plus Fund’s advisory fee rate of 1.42% was significantly higher than both the peer group average of 0.73% and Morningstar Category average of 0.78%. The Trustees further noted that the Convertible Plus Fund’s net expense ratio rate of 3.61% was significantly higher than both the peer group average of 0.84% and Morningstar Category average of 1.19%. The Adviser asserted that the managing the Convertible Plus Fund is significantly more complex and requires more resources than managing the funds in the peer group. Additionally, the Trustees noted that the Convertible Plus Fund, unlike its peer funds, is the only fund in its peer group that is a leveraged convertible mutual fund and that the cost of leverage is a significant part of the net expense ratio. The Trustees further noted that the Fund’s net investment advisory fee was 0.95%. The Trustees accepted the Adviser’s recommendation and concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, noting the fact that certain peer funds were considerable larger in terms of assets.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than both the peer group average of 0.44% and Morningstar Category average of 0.47%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.95% was higher than both the peer group average of 0.61% and Morningstar Category average of 0.64%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerable larger in terms of assets.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. They stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months, and discussed the expense limitation agreement currently in place. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund, and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds.

Other Factors. The Trustees noted no material compliance issues or litigation concerns. They also concluded that shareholders continue to receive a high level of services from the Adviser and other service providers of the Trust.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreements and the advisory fees thereunder as in the best interest of each Fund and its shareholders

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on March 18, 2021 (the “Meeting”) to review the liquidity risk management program (the “Program”) established for the Funds. The Funds have adopted and implemented the Program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Board appointed Wellesley Asset Management, Inc., the investment adviser to the Funds, the program administrator for the Funds’ Program. The Adviser has delegated oversight of the Program to the Liquidity Risk Management Program Committee (the “Committee”).

At the Meeting, the Board was provided with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from December 1, 2019 through November 30, 2020 (the “Program Reporting Period”).

The Report stated that the Committee concluded that based on how it functions, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report noted that during the Program Reporting Period, the Committee reviewed historical net redemption activity, and used this information and other factors as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). The Report further provided that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended April 30, 2021, the Committee reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented. There were no material changes to the Program during the Program Reporting Period.

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street, Suite 310
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds  •  4221 North 203rd St.  •  Suite 100  •  Elkhorn, NE 68022

877-441-4434

MILLER-SAR21

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, President

Date 6/29/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, President

Date 6/29/21

By (Signature and Title)

/s/Michael Miller

Michael Miller, Treasurer

Date 6/29/21